Earnings per Share (Summary of Earnings Per Share) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Basic earnings per share
Net income attributable to common shareholders	$ 2,750	$ 1,498
Weighted-average number of common shares outstanding (millions)	1,776.7	1,820.7
Basic earnings per share (Canadian dollars)	$ 1.55	$ 0.82
Diluted earnings per share
Net income available to common shareholders including impact of dilutive securities	$ 2,750	$ 1,498
Stock options potentially exercisable (millions)	1.5	2.4
Weighted-average number of common shares outstanding – diluted (millions)	1,778.2	1,823.1
Diluted earnings per share (Canadian dollars)	$ 1.55	$ 0.82
Average outstanding options excluded from calculation of diluted earnings per share	4.9	3.7
Weighted Average Exercise Price of Average Share Options Outstanding Excluded From Calculation of Earnings Per Share	$ 92.89	$ 93.69